FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Notional amounts of derivatives contracts (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	$ 69,339,395	$ 59,848,049
Notional amount, derivative financial liabilities	(53,114,126)	(47,265,778)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	22,052,758	15,473,045
Notional amount, derivative financial liabilities	(24,702,558)	(18,534,641)
Notional amount, derivative financial assets (liabilities)	(2,649,800)	(3,061,596)
Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	21,850,683	14,682,330
Notional amount, derivative financial liabilities	(21,869,963)	(16,753,243)
Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	202,075	790,715
Notional amount, derivative financial liabilities	(2,832,595)	(1,781,398)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	37,281,988	36,103,192
Notional amount, derivative financial liabilities	(20,087,901)	(26,317,863)
Notional amount, derivative financial assets (liabilities)	17,194,087	9,785,329
Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	9,785,196	8,974,412
Notional amount, derivative financial liabilities	(4,956,902)	(8,322,241)
Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	27,496,792	27,128,780
Notional amount, derivative financial liabilities	(15,130,999)	(17,995,622)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	1,702,445	2,445,445
Notional amount, derivative financial liabilities	(1,598,200)	(2,412,778)
Notional amount, derivative financial assets (liabilities)	104,245	32,667
Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	1,702,445	2,445,445
Notional amount, derivative financial liabilities	(1,598,200)	(2,412,778)
Futures
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	8,302,204	5,826,367
Notional amount, derivative financial liabilities	(6,725,467)	(496)
Notional amount, derivative financial assets (liabilities)	1,576,737	5,825,871
Futures | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset	8,302,204	5,826,363
Notional amount, derivative financial liabilities	(5,975,467)	(492)
Futures | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial asset		4
Notional amount, derivative financial liabilities		$ (4)
Futures | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional amount, derivative financial liabilities	$ (750,000)